Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2025 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:
Forward Vision Corporation Limited ("Forward Vision", formerly known as Cheetah Technology Corporation Limited)	August 26, 2009	Hong Kong	100.0%	Investment holding, provision of internet products and related services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100.0%	Provision of internet products and related services
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100.0%	Provision of internet products and related services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100.0%	Provision of AI and other services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100.0%	Investment holding
Dream Ahead Pte. Ltd.("Dream Ahead", formerly known as Cheetah Mobile Singapore Pte. Ltd.)	May 27, 2015	Singapore	100.0%	Provision of internet products and related services
Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100.0%	Provision of internet products and related services
Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100.0%	Provision of internet products and related services, sale of AI products
Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	57.7%	Provision of internet products and related services, sale and rental of service robots
Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.4%	Provision of internet products and related services
Zhuhai Baobaohong Technology Co., Ltd.	February 20,2019	The PRC	75.4%	Provision of internet products and related services
Zhuhai Baohaowan Technology Co., Ltd.	July 17, 2018	The PRC	75.4%	Provision of internet products and related services
Beijing Orion Star Technology Co., Ltd.	September 19, 2016	The PRC	74.0%	Provision of AI solution, sale and rental of service robots
Hongkong Cheetah Mobile Technology Limited (Hong Kong)	March 9, 2015	Hong Kong	100.0%	Investment holding
Conew.com Corporation (BVI)	October 6,2008	British Virgin Islands	100.0%	Investment holding
Cheetah Intelligence Inc. (Cayman)	July 24, 2018	Cayman	75.4%	Investment holding
Cheetah Intelligence Hong Kong Limited	July 24, 2018	Hong Kong	75.4%	Investment holding, provision of internet products and related services
Zhuhai Juntian Electronic Technology Co., Ltd.	September 28, 2000	The PRC	100.0%	Investment holding, provision of internet products and related services
BC Wave Lab Inc.(Cayman)	January 23, 2018	Cayman	80.0%	Investment holding
Marshotspot Limited (Hong Kong)	June 20, 2018	Hong Kong	80.0%	Provision of multi-cloud Management Services
BC WAVE LAB PTE. LTD.(Singapore)	December 30, 2019	Singapore	80.0%	Provision of multi-cloud Management Services
Beijing Mars Hostspot Technology Co., Ltd.	January 20, 2020	The PRC	80.0%	Provision of multi-cloud Management Services
Jiujiang Orion Star Intelligent Technology Co., Ltd.	November 30, 2023	The PRC	74.0%	Provision of manufacturing and sale of service robots
VIEs:
Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services
Zhuhai Hainiao Technology Co., Ltd.(ii)	July 16, 2018	The PRC	Nil	Provision of internet products and related services

(i) Percentage of ownership is calculated on fully diluted basis.

(ii) Zhuhai Hainiao Technology Co. Ltd ("Zhuhai Hainiao") restructured as a subsidiary of Zhuhai Baobaohong Technology Co., Ltd. in February 2026.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs and their subsidiaries

The assets and liabilities of the VIEs and their subsidiaries are presented after the elimination of intercompany balances among VIEs and their subsidiaries within the Group:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cash and cash equivalents	272,026	229,840	32,867
Accounts receivable, net	86,526	109,482	15,656
Prepayments and other current assets, net	59,407	27,431	3,923
Due from related parties, net (i)	1,027,116	1,119,910	160,145
Total current assets	1,445,075	1,486,663	212,591
Property and equipment, net	6,669	4,417	632
Operating lease right-of-use assets	1,460	716	102
Intangible assets, net	940	1,589	227
Long-term investments	336,535	292,745	41,862
Other non-current assets	45,687	38,849	5,555
Deferred tax assets	5,001	810	116
Total non-current assets	396,292	339,126	48,494
Total assets	1,841,367	1,825,789	261,085
Accounts payable	74,634	60,744	8,686
Accrued expenses and other current liabilities	286,071	219,622	31,406
Due to related parties (i)	1,416,296	1,547,748	221,325
Income tax payable	1,168	1,677	240
Total current liabilities	1,778,169	1,829,791	261,657
Other non-current liabilities	1,588	987	141
Total non-current liabilities	1,588	987	141
Total liabilities	1,779,757	1,830,778	261,798

The balances due from and due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due from and due to subsidiaries of the Group. As of December 31, 2024, and 2025, amounts due from subsidiaries of the Group were RMB986,455 and RMB1,113,540 (US$159,234), respectively, while amounts due to subsidiaries of the Group were RMB1,407,371 and RMB1,542,111 (US$220,519), respectively, which were eliminated upon consolidation by the Company.
Schedule of financial performance and cash flows of the VIEs and their subsidiaries

The financial performance and cash flows of the VIEs and their subsidiaries are presented after the elimination of intercompany transactions among VIEs and their subsidiaries within the Group:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	348,433	344,094	466,620	66,726
Cost of revenues	199,185	264,565	350,841	50,170
Net (loss)/income	(64,999)	33,378	(54,250)	(7,758)
Net cash (used in) provided by operating activities	(31,775)	136,288	(288,705)	(41,284)
Net cash provided by (used in) investing activities	8,765	(75,602)	8,546	1,222
Net cash (used in) provided by financing activities	(22,223)	34,141	239,406	34,235
Effect of exchange rate changes on cash, cash equivalents and restricted cash	212	488	(1,433)	(205)